Consolidated Statements of Cash Flows - Summary of Cash Provided by Operating Activities (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
RECONCILIATION OF CASH PROVIDED BY OPERATING ACTIVITIES
Net earnings	[1]	$ 3,573	$ 327
Adjustments to reconcile net earnings to cash provided by operating activities
Gain on sale of investments in SQM and APC		(4,399)
Income tax related to the sale of the investment in SQM		977
Depreciation and amortization		1,592	692
Impairment of property, plant and equipment (Note 16)		1,809	305
Share-based compensation (Note 29)		116	11
Recovery of deferred income tax		(290)	(273)
Other long-term liabilities and miscellaneous		(188)	91
Subtotal of adjustments		(383)	826
CHANGES IN NON-CASH OPERATING WORKING CAPITAL
Receivables		(153)	47
Inventories		(887)	(10)
Prepaid expenses and other current assets		561	(13)
Payables and accrued charges		(659)	48
Subtotal of changes in non-cash operating working capital		(1,138)	72
CASH PROVIDED BY OPERATING ACTIVITIES		2,052	1,225
SUPPLEMENTAL CASH FLOWS DISCLOSURES
Interest paid		507	198
Income taxes paid		$ 1,155	$ 83

[1]	All equity transactions were attributable to common shareholders.